Breakdown of Contractual Assets and Liabilities, and Capitalized Costs (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Movement of contractual assets and contractual liabilities
The movement of contractual assets and capitalized costs in 2024 and 2023 is as follows:

Millions of euros	Balance at 12/31/2023	Additions	Disposals	Transfers	Balance at 12/31/2024
Long-term contractual assets (Note 12)	325	162	(10)	(189)	288
Contractual assets	326	162	(10)	(189)	289
Impairment losses	(1)	—	—	—	(1)
Short-term contractual assets (Note 14)	202	268	(426)	189	229
Contractual assets	209	270	(426)	188	236
Impairment losses	(7)	(2)	—	1	(7)
Total	527	430	(436)	—	517

Millions of euros	Balance at 12/31/2022	Additions	Disposals	Transfers	Balance at 12/31/2023
Long-term contractual assets (Note 12)	359	118	(17)	(135)	325
Contractual assets	360	118	(17)	(135)	326
Impairment losses	(1)	—	—	—	(1)
Short-term contractual assets (Note 14)	195	276	(403)	134	202
Contractual assets	202	277	(404)	134	209
Impairment losses	(7)	(1)	1	—	(7)
Total	554	394	(420)	(1)	527
The movement of contractual liabilities of contracts with customers in 2024 and 2023 is as follows:

Millions of euros	Balance at 12/31/2023	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and inflation adjustments	Balance at 12/31/2024
Long-term contractual liabilities (Note 21)	778	250	(1)	—	(222)	8	813
Short-term contractual liabilities (Note 22)	1,035	5,624	(969)	(4,809)	220	(37)	1,064
Total	1,813	5,874	(970)	(4,809)	(2)	(29)	1,877

Millions of euros	Balance at 12/31/2022	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and inflation adjustments	Balance at 12/31/2023
Long-term contractual liabilities (Note 21)	891	162	(2)	(1)	(279)	7	778
Short-term contractual liabilities (Note 22)	1,038	5,374	(973)	(4,700)	286	10	1,035
Total	1,929	5,536	(975)	(4,701)	7	17	1,813

Movement of deferred expenses
The movement of the deferred expenses in 2024 and 2023 is as follows:

Millions of euros	Balance at 12/31/2023	Additions	Disposals	Transfers	Translation differences and inflation adjustments	Balance at 12/31/2024
Non-current capitalized costs (Note 12)	1,001	885	(5)	(764)	(44)	1,073
Of obtaining a contract	774	759	(5)	(601)	(56)	871
Of fulfilling a contract	227	126	—	(163)	12	202
Impairment losses	—	—	—	—	—	—
Current capitalized costs (Note 14)	998	671	(1,332)	761	(4)	1,094
Of obtaining a contract	815	573	(1,077)	599	(21)	889
Of fulfilling a contract	183	98	(255)	162	17	205
Impairment losses	—	—	—	—	—	—
Total	1,999	1,556	(1,337)	(3)	(48)	2,167

Millions of euros	Balance at 12/31/2022	Additions	Disposals	Transfers	Translation differences and inflation adjustments	Balance at 12/31/2023
Non-current capitalized costs (Note 12)	854	838	(2)	(682)	(7)	1,001
Of obtaining a contract	610	694	(1)	(536)	7	774
Of fulfilling a contract	244	144	(1)	(146)	(14)	227
Impairment losses	—	—	—	—	—	—
Current capitalized costs (Note 14)	885	620	(1,175)	684	(16)	998
Of obtaining a contract	710	534	(967)	538	—	815
Of fulfilling a contract	175	86	(208)	146	(16)	183
Impairment losses	—	—	—	—	—	—
Total	1,739	1,458	(1,177)	2	(23)	1,999

Maturity schedule of contractual liabilities
The maturity schedule of contractual liabilities at December 31, 2024 is as follows:

Millions of euros	2025	2026	2027	Subsequent years	Total
Contractual liabilities, activation fees	8	3	2	2	15
Contractual liabilities, sales of prepay cards	560	—	—	—	560
Contractual liabilities, services	214	34	15	96	359
Contractual liabilities, sales of handsets	34	6	—	—	40
Contractual liabilities, irrevocable rights to use	73	63	57	434	627
Other contractual liabilities	175	25	21	55	276
Maturity of performance obligations	1,064	131	95	587	1,877